Property And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 6:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2012

Cost:

Computer, peripheral equipment and software	$40,741	$48,182
Office furniture and equipment	3,750	4,619
Leasehold improvements	2,282	2,494

	46,773	55,295
Accumulated depreciation:

Computer, peripheral equipment and software	31,842	37,333
Office furniture and equipment	2,515	2,857
Leasehold improvements	1,332	1,516

	35,689	41,706

Property and equipment, net	$11,084	$13,589

 Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 were $ 5,069, $ 6,451 and $ 6,832, respectively.

 During 2011 and 2012 the Company recorded a reduction of $ 808 and $ 815, respectively to the cost and accumulated depreciation of fully depreciated equipment no longer in use.